Net loss per common share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss per common share
Loss attributable to common shareholders	$ (127,210)	$ (34,075)
Weighted average number of common shares outstanding	101,017,241	86,586,505
Basic net loss per common share	$ (1.26)	$ (0.39)
Diluted net loss per common share	$ (1.26)	$ (0.39)